Income Tax / Deferred Tax - Deferred Income Taxes (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [Abstract]
Future deductible differences	$ 691	$ 785
Tax loss carry-forward	0	0
Deferred tax assets	691	785
Deferred income tax liability:
Intangible assets	(3,299)	(3,745)
Property, plant and equipment, net	(3,154)	(3,225)
Tax inflation adjustment in Argentina	(1,796)	(348)
Other	(334)	(957)
Total deferred income tax liability	(8,583)	(8,275)	$ (8,487)	$ (9,108)
Net deferred income tax liability	$ (7,892)	$ (7,490)